Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Loss for the period	$ (20,830)	$ (57,903)
Items not involving cash:
Depreciation	224	122
Interest expense	1,963	160
Environmental rehabilitation provision accretion	2,083	2,072
Share-based compensation	1,842	1,558
Unrealized (gain) loss on foreign exchange	(1)	16
Loss on debenture modification		2,004
Loss (gain) on disposal of assets	142	(383)
Gain on financial asset fair value	(408)	(264)
Asset impairment		47,168
Changes in non-cash working capital
Restricted deposits	(1,527)	(1,163)
Amounts receivable and other assets	290	442
Prepaid expenses	(164)	122
Accounts payable and accruals	(1,554)	1,577
Net cash used in operating activities	(17,940)	(4,472)
Financing Activities
Share issuance proceeds		21,839
Share issuance costs		(11,953)
Debenture funding, net of costs	22,888	15,000
Debenture repayment		(6,882)
Cash settled RSU's	(204)	(232)
Net cash provided by financing activities	22,684	17,772
Investing Activities
Property, plant and equipment purchases	(8,530)	(20,795)
Property, plant and equipment disposal proceeds		1,250
Intangible purchases	(62)	(195)
Net cash used in investing activities	(8,592)	(19,740)
Net Decrease in Cash	(3,848)	(6,440)
Effect of foreign exchange on Cash	1	(16)
Cash - Beginning of period	7,401	13,857
Cash - End of period	3,554	7,401
Supplemental information: non-cash investing and financing
Capitalization of accounts payable and accruals to mineral property	(223)	(712)
Capitalization of borrowing costs to mineral property		14,751
Capitalization of share-based compensation to mineral property	$ 351	497
Capitalization of shares for land options to mineral property		46
Share issuance proceeds		243,435
Debenture repayment		$ (243,435)